Certain risks and concentration (Tables)	12 Months Ended
Dec. 31, 2022
Certain risks and concentration
Schedule of financial data for VIEs on aggregated basis

	As of December 31,
	2021	2022
Assets
Cash and cash equivalents	2,681	1,497
Accounts receivable, net	3,586	2,625
Prepaid media costs	1,151	99
Amounts due from subsidiaries of the Group	5,879	8,374
Other current assets	1,266	1,142
Property and equipment, net	65	—
Intangible assets	140	—
Right-of-use assets	384	—
Short-term investment	—	1,737
Other long-term investment	1,233	—
Other non-current assets	—	10
Total assets	16,385	15,484

Liabilities
Accounts payable	2,262	2,008
Deferred revenue	88	29
Lease liabilities	384	135
Bank borrowings	1,889	1,590
Income tax payable	575	501
Amounts due to subsidiaries of the Group	2,120	1,060
Accrued liabilities and other current liabilities	1,444	861
Deferred tax liabilities	99	64
Total liabilities	8,861	6,248

	For the years ended December 31,
	2020	2021	2022
Net revenues
From subsidiaries of the Group (Note)	4,761	1,028	601
From third parties	17,341	22,837	21,462
	22,102	23,865	22,063
Net loss (Note)	(1,755)	(900)	(1,367)

	For the years ended December 31,
	2020	2021	2022
Net cash provided by/(used in) operating activities
From subsidiaries of the Group	2,141	772	153
From third parties	(2,110)	(2,453)	(1,127)
	31	(1,681)	(974)

Net cash used in investing activities	(29)	(14)	—

Net cash provided by/(used in) financing activities
Receipts of advances Group companies	—	1,588	124
Repayments for advances from Group companies	—	(554)	—
Other financing activities	457	1,161	(214)
	457	2,195	(90)

Note:

Services from VIE and VIE’s subsidiaries to other group companies

The VIE and VIE’s subsidiaries provide online advertising service to other group companies. For the years ended December 31, 2020, 2021 and 2022, the intercompany online advertising service revenues recognized by VIE and VIE’s subsidiaries were US$4,761, US$911 and US$291, respectively. These transactions are eliminated at the consolidation level.

The VIE and VIE’s subsidiaries also provide other marketing services to other group companies. For the years ended December 31, 2020, 2021 and 2022, the intercompany other marketing service revenues recognized by VIE and VIE’s subsidiaries were US$nil, US$117 and US$310, respectively. These transactions are eliminated at the consolidation level.

Services from other group companies to VIE and VIE’s subsidiaries

WFOE as primary beneficiary and other subsidiaries of the Group provide online advertising service and SaaS services to VIE and VIE’s subsidiaries. For the years ended December 31, 2020, 2021 and 2022, the intercompany online advertising and SaaS service revenues from VIE and VIE’s subsidiaries recognized by WFOE as primary beneficiary and other subsidiaries of the Group were US$996, US$49 and US$285, respectively. These transactions are eliminated at the consolidation level.

Schedule of estimated fair values of financial assets and liabilities

	Fair value measurements using
	Quoted
	prices
	in active	Significant
	market for	other	Significant
	identical	observable	unobservable
	assets	inputs	inputs	Total fair
	(Level 1)	(Level 2)	(Level 3)	value
As of December 31, 2021
Short-term investments - wealth management products	—	1,574	—	1,574
Short-term investments - Available-for-sale debt investment	—	—	2,550	2,550
Other long-term equity investments	—	—	12,114	12,114
Contingent consideration payable	—	—	(4,507)	(4,507)
	—	1,574	10,157	11,731

As of December 31, 2022
Short-term investment - wealth management	—	1,737	—	1,737
Short-term investments - listed equity securities	1,609	—	—	1,609
Other long-term investment - Available-for-sale debt investment	—	—	3,000	3,000
Other long-term equity investments	—	—	2,970	2,970
	1,609	1,737	5,970	9,316

Summary of changes in Level 3 financial liabilities for convertible notes and derivative liability

	Contingent consideration
	payable
	For the years ended
	December 31,
	2021	2022
Balance at the beginning of year	7,755	4,507
Fair value changes	418	—
Settlement of contingent consideration	(3,666)	—
Transfer to accrued liabilities	—	(4,507)
Balance at the end of year	4,507	—

Summary of changes in Level 3 financial assets for debt investment-convertible note

	Available-for-sale debt investments
	For the years ended December 31,
	2021	2022
Balance at the beginning of year	—	2,550
Acquisition	2,550	3,000
Fair value changes	—	(2,550)
Balance at the end of year	2,550	3,000

Summary of changes In financial asset measured using Level 3 input on a non-recurring basis

	Other long-term equity investments
	For the years ended December 31,
	2021	2022
Balance at the beginning of year	8,651	12,114
Investments made/transferred from prepayments	7,417	3,500
Transfer to short-term investments - listed equity securities (Note)	—	(1,510)
Impairment on investments	(4,038)	(10,805)
Exchange differences	84	(329)
Balance at the end of year	12,114	2,970